Long-Term Debt and Other Financial Liabilities - Additional Information (Details) - USD ($) $ in Thousands			7 Months Ended	12 Months Ended
	Oct. 30, 2019	Sep. 25, 2019	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2023	Oct. 12, 2022	Sep. 18, 2019
Long-Term Debt
(Gain)/ Loss on debt extinguishment				$ 331	$ 154	$ (2,072)
Weighted average interest rate				7.86%	8.07%	4.65%
Interest incurred				$ 30,040	$ 37,387	$ 25,661
$250 Million Senior Unsecured Notes due 2019 (2019 Notes)
Long-Term Debt
Amount used to repay	$ 204,600
$675 million senior secured term loan facility ($675 Million Credit Facility)
Long-Term Debt
Amount drawn		$ 675,000
Line of credit facility, prepayment date				October 12, 2022
$675 million senior secured term loan facility ($675 Million Credit Facility) | Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd
Long-Term Debt
Line of credit facility, initiation date				Sep. 18, 2019
Debt instrument face value									$ 675,000
$480 Million Senior Secured Term Loan Facility
Long-Term Debt
Debt repaid		$ 470,400
Supplemental Agreement to the $675 Million Credit Facility
Long-Term Debt
Line of credit facility, initiation date				Oct. 11, 2022
Voluntary prepayment								$ 18,730
(Gain)/ Loss on debt extinguishment				$ (2,072)
Principal amount waived				2,195
Write-off of deferred financing fees				$ 123
Principal and interest repayments			$ 1,789
Lenders of $675 Million credit facility
Long-Term Debt
Line of credit facility, initiation date				Mar. 27, 2023
Line of credit facility, prepayment date				March 27, 2023
Voluntary prepayment				$ 31,300			$ 31,300
(Gain)/ Loss on debt extinguishment				154
Write-off of deferred financing fees				$ 154